FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of loss balance for trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 59,473	$ 43,166
Credit risk | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	55,694	41,300
Credit risk | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	45,592	25,023
Credit risk | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,629	1,818
Credit risk | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	465	3,851
Credit risk | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	7,008	10,608
Credit risk | Gross carrying amount | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	59,473	43,166
Credit risk | Gross carrying amount | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	45,592	25,023
Credit risk | Gross carrying amount | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,629	1,818
Credit risk | Gross carrying amount | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	465	3,851
Credit risk | Gross carrying amount | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	10,787	12,474
Credit risk | Less: provision for credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(3,779)	(1,866)
Credit risk | Less: provision for credit losses | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (3,779)	$ (1,866)